Income taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense/(benefit)
The following table summarizes our income tax expense/(benefit):

	Year ended December 31,
(in thousands)	2014	2015	2016
Current income tax expense (benefit):
Germany	€628	€(1,032)	€11,405
Other countries	43	158	103
Current income tax expense (benefit)	671	(874)	11,508
Deferred income tax (benefit) expense:
Germany	(9,315)	(10,444)	(4,838)
Other countries	—	—	—
Deferred income tax (benefit) expense	(9,315)	(10,444)	(4,838)
Income tax expense (benefit)	€(8,644)	€(11,318)	€6,670

Schedule of income (loss) before income tax, domestic and foreign
The following table summarizes our income (loss) before income taxes allocated to Germany and to other countries:

	Year ended December 31,
(in thousands)	2014	2015	2016
Germany	€(32,033)	€(50,446)	€(32,985)
Other countries	293	(238)	(11,736)
Income (loss) before income taxes	€(31,740)	€(50,684)	€(44,721)

Schedule of effective income tax rate reconciliation
A reconciliation of amounts computed by applying the German statutory income tax rate to income from continuing operations before income taxes to total income tax expense (benefit) is as follows:

	Year ended December 31,
(in thousands)	2014	2015	2016
Income (loss) before income taxes	€(31,740)	€(50,684)	€(44,721)
Income tax expense at German tax rate (31.23%)	(9,912)	(15,829)	(13,964)
Foreign rate differential	(11)	34	219
Expected tax expense (benefit)	(9,923)	(15,795)	(13,745)
Tax effect from:
Non-deductible share-based compensation	744	4,409	16,875
Non-deductible corporate costs	470	882	1,306
Changes in uncertain tax positions	—	(1,666)	—
Movement in valuation allowance	—	98	1,921
Other differences	65	754	313
Income tax expense (benefit)	€(8,644)	€(11,318)	€6,670

Summary of gross unrecognized tax benefits
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

	Year Ended December 31,
(in thousands)	2014	2015	2016
Balance, beginning of year	€1,545	€1,666	€—
Reductions due to lapsed statute of limitations during current year		(1,666)	—
Interest and penalties	121	—	—
Balance, end of year	€1,666	€—	€—

Schedule of deferred tax assets and liabilities
As of December 31, 2015 and 2016, the significant components of our deferred tax assets and deferred tax liabilities were as follows:

	Year Ended December 31,
(in thousands)	2015	2016
Deferred tax assets:
Prepaid expense and other current assets	€683	€1,285
Accounts payable, other	456	5
Net operating loss and tax credit carryforwards	110	3,566
Other	750	1,331
Total deferred tax assets	1,998	6,187
Less valuation allowance	(98)	(3,550)
Net deferred tax assets	1,900	2,637
Deferred tax liabilities:
Intangible assets, net	59,301	54,972
Property and equipment	594	812
Other	—	9
Total deferred tax liabilities	59,894	55,793
Net deferred tax asset/(liability)	€(57,994)	€(53,156)